Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Investor Class
April 30, 2008
Prospectus

Effective October 1, 2008, the following information replaces the biographical information for Scott Kuldell found in the "Fund Management" section on page 19.

Xuehai En is manager of VIP FundsManager 20%, 50%, 60%, 70%, and 85% Portfolios, which he has managed since October 2008. Mr. En also manages other Fidelity funds and serves as a manager for Fidelity Retirement Plan Manager®, a Strategic Advisers discretionary mutual fund asset allocation service. Since joining Fidelity Investments in 1994, Mr. En has served as a portfolio strategist and a senior quantitative analyst for Strategic Advisers.

VIPFM-08-01 October 10, 2008 1.833268.104

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 60% Portfolio
Investor Class
April 30, 2008
Prospectus

Effective October 1, 2008, the following information replaces the biographical information for Scott Kuldell found in the "Fund Management" section on page 10.

Xuehai En is manager of VIP FundsManager 60% Portfolio, which he has managed since October 2008. Mr. En also manages other Fidelity funds and serves as a manager for Fidelity Retirement Plan Manager®, a Strategic Advisers discretionary mutual fund asset allocation service. Since joining Fidelity Investments in 1994, Mr. En has served as a portfolio strategist and a senior quantitative analyst for Strategic Advisers.

VIPFM-60-08-01 October 10, 2008 1.855570.101

Supplement to the
Fidelity® Variable Insurance Products
FundsManager 20% Portfolio,
FundsManager 50% Portfolio,
FundsManager 60% Portfolio
FundsManager 70% Portfolio, and
FundsManager 85% Portfolio
Service Class and Service Class 2
April 30, 2008
Prospectus

Effective October 1, 2008, the following information replaces the biographical information for Scott Kuldell found in the "Fund Management" section on page 19.

Xuehai En is manager of VIP FundsManager 20%, 50%, 60%, 70%, and 85% Portfolios, which he has managed since October 2008. Mr. En also manages other Fidelity funds and serves as a manager for Fidelity Retirement Plan Manager®, a Strategic Advisers discretionary mutual fund asset allocation service. Since joining Fidelity Investments in 1994, Mr. En has served as a portfolio strategist and a senior quantitative analyst for Strategic Advisers.

VFMSCSC2-08-01 October 10, 2008 1.833267.104